Financial liabilities designated at fair value through profit or loss - Summary of financial liabilities at fair value through profit or loss (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities designated at fair value through profit or loss [Line Items]
Financial liabilities designated at fair value through profit or loss	₩ 8,220,475	₩ 7,796,727
Financial liabilities designated at fair value through profit or loss
Financial liabilities designated at fair value through profit or loss [Line Items]
Financial liabilities designated at fair value through profit or loss	8,220,475	7,796,727
Equity-linked securities sold
Financial liabilities designated at fair value through profit or loss [Line Items]
Financial liabilities designated at fair value through profit or loss	5,449,026	5,610,256
Securities sold with embedded derivatives
Financial liabilities designated at fair value through profit or loss [Line Items]
Financial liabilities designated at fair value through profit or loss	2,510,150	1,931,639
Debt securities issued
Financial liabilities designated at fair value through profit or loss [Line Items]
Financial liabilities designated at fair value through profit or loss	₩ 261,299	₩ 254,832